Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Financial assets
Securities	$ 303,235	$ 283,235
Cash collateral on securities borrowed	25,077	21,697
Securities purchased under resale agreements	90,909	86,695
Loans
Residential mortgages	289,048	287,033
Credit card	21,924	21,581
Business and government	246,430	237,416
Derivative instruments	34,940	38,352
Deposits
Bank	30,710	26,723
Derivative instruments	41,726	41,411
Obligations related to securities sold short	21,641	24,244
Obligations related to securities sold under repurchase agreements	144,005	130,042
Subordinated indebtedness	6,722	7,819
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	53,518	44,003
Securities	60,607	65,471
Cash collateral on securities borrowed	25,077	21,697
Securities purchased under resale agreements	78,071	69,044
Loans
Residential mortgages	288,520	286,456
Personal	46,830	46,710
Credit card	20,872	20,639
Business and government	244,309	235,136
Other assets	22,411	25,069
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities	143,847	128,859
Securities purchased under resale agreements	12,838	17,651
Loans
Residential mortgages	3	3
Business and government	384	485
Derivative instruments	34,940	38,352
Other assets	532	674
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	62	75
Financial assets at fair value through OCI [member]
Financial assets
Securities	98,781	88,905
Carrying value [member]
Financial assets
Cash and deposits with banks	53,518	44,003
Securities	303,235	283,235
Cash collateral on securities borrowed	25,077	21,697
Securities purchased under resale agreements	90,909	86,695
Loans
Residential mortgages	288,523	286,459
Personal	46,830	46,710
Credit card	20,872	20,639
Business and government	244,755	235,696
Derivative instruments	34,940	38,352
Other assets	22,943	25,743
Financial liabilities at amortised cost [member]
Deposits
Personal	238,680	238,211
Business and government	456,308	434,003
Bank	30,710	26,723
Secured borrowings	59,294	65,151
Cash collateral on securities lent	10,232	6,031
Obligations related to securities sold under repurchase agreements	134,396	121,907
Other liabilities	24,633	22,357
Subordinated indebtedness	6,722	7,819
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	41,726	41,411
Obligations related to securities sold short	21,641	24,244
Other liabilities	265	220
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	22,729	19,928
Business and government	24,106	23,281
Secured borrowings	943	827
Obligations related to securities sold under repurchase agreements	9,609	8,135
Other liabilities	32	8
Carrying value [member]
Deposits
Personal	261,409	258,139
Business and government	480,414	457,284
Bank	30,710	26,723
Secured borrowings	60,237	65,978
Derivative instruments	41,726	41,411
Obligations related to securities sold short	21,641	24,244
Cash collateral on securities lent	10,232	6,031
Obligations related to securities sold under repurchase agreements	144,005	130,042
Other liabilities	24,930	22,585
Subordinated indebtedness	6,722	7,819
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	53,518	44,003
Securities	303,147	283,173
Cash collateral on securities borrowed	25,077	21,697
Securities purchased under resale agreements	90,909	86,695
Loans
Residential mortgages	288,027	287,328
Personal	46,842	46,774
Credit card	20,874	20,651
Business and government	244,767	235,802
Derivative instruments	34,940	38,352
Other assets	22,943	25,743
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(88)	(62)
Loans
Residential mortgages	(496)	869
Personal	12	64
Credit card	2	12
Business and government	12	106
Financial liabilities at fair value [member]
Deposits
Personal	261,529	258,629
Business and government	481,174	458,321
Bank	30,710	26,723
Secured borrowings	60,481	66,210
Derivative instruments	41,726	41,411
Obligations related to securities sold short	21,641	24,244
Cash collateral on securities lent	10,232	6,031
Obligations related to securities sold under repurchase agreements	144,005	130,042
Other liabilities	24,930	22,585
Subordinated indebtedness	6,945	8,091
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	120	490
Business and government	760	1,037
Secured borrowings	244	232
Subordinated indebtedness	$ 223	$ 272